FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
5. FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair value.
The Company measures fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The Company utilizes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:
Level
 1
— Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access.
Level
 2
— Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

Level
 3
— Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. The Company has no assets or liabilities valued with Level 3 inputs.
The carrying value of cash and cash equivalents, notes receivable, accounts payable and accrued expenses and other current liabilities approximates their fair values due to the short-term or on demand nature of these instruments.
There were
no
transfers between fair value measurement levels during the years ended December 31, 2021 and 2020.
The Company had $48,625 and $58,418 of money market funds included in cash and cash equivalents and restricted cash as of December 31, 2021 and 2020, respectively. These assets were valued using quoted market prices and accordingly were classified as Level 1.
The Company determines that notes payable as of December 31, 2020 was classified as Level 2 and the relevant fair value approximates its carrying amount since it bore interest at rates that approximate current market rates.